   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 2002

                                                    REGISTRATION NOS.:  33-21803
                                                                        811-5554
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                        PRE-EFFECTIVE AMENDMENT NO.                          / /
                        POST-EFFECTIVE AMENDMENT NO. 15                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                AMENDMENT NO. 17                             /X/

                              -------------------

                       MORGAN STANLEY CALIFORNIA TAX-FREE
                               DAILY INCOME TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
FORMERLY NAMED MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            C/O MORGAN STANLEY TRUST
                     HARBORSIDE FINANCIAL CENTER, PLAZA TWO
                         JERSEY CITY, NEW JERSEY 07311
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                                BARRY FINK, ESQ.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                            MAYER, BROWN, ROWE & MAW
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                              -------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

          immediately upon filing pursuant to paragraph (b)
-------
   X      on February 28, 2002 pursuant to paragraph (b)
-------
          60 days after filing pursuant to paragraph (a)
-------
          on (date)     pursuant to paragraph (a) of rule 485
-------

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           [MORGAN STANLEY LOGO]

Morgan Stanley California Tax-Free Daily Income Trust

A MONEY MARKET FUND THAT SEEKS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL AND CALIFORNIA INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY

                                                                   [COVER PHOTO]


                                                  Prospectus - February 28, 2002


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


The Fund                  INVESTMENT OBJECTIVE........................................                   1
                          PRINCIPAL INVESTMENT STRATEGIES.............................                   1
                          PRINCIPAL RISKS.............................................                   2
                          PAST PERFORMANCE............................................                   3
                          FEES AND EXPENSES...........................................                   3
                          FUND MANAGEMENT.............................................                   4

Shareholder Information   PRICING FUND SHARES.........................................                   5
                          HOW TO BUY SHARES...........................................                   5
                          HOW TO EXCHANGE SHARES......................................                   7
                          HOW TO SELL SHARES..........................................                   9
                          DISTRIBUTIONS...............................................                  11
                          TAX CONSEQUENCES............................................                  11

Financial Highlights      ............................................................                  13

Financial Information -
December 31, 2001         ............................................................                  14

Morgan Stanley Funds      ............................................................   INSIDE BACK COVER

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ IT
                          CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
The Fund

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

Morgan Stanley California Tax-Free Daily Income Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California income tax as is consistent with stability of principal and liquidity.


[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


The Investment Manager generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from California state and federal income tax. The Fund may invest up to 20% of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details.

Municipal obligations are securities issued by state and local governments and their respective agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue securities, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as public utilities, housing, airports and highways, and educational facilities. In addition, the Fund may invest in lease obligations and private activity bonds. Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities. Private activity bonds are issued by, or on behalf of, public authorities to finance privately operated facilities.

The Fund has a fundamental policy of investing at least 80% of its assets in securities the interest on which is exempt from federal and California income tax. The fundamental policies may not be changed without shareholder approval.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.


Credit and Interest Rate Risks. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state -- California -- and its municipalities. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning California issuers' ability to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund's value. The Fund's private activity bond holdings also may pay interest subject to the alternative minimum tax. See the "Tax Consequences" section for more details.


Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year during the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table shows the Fund's average annual total return.


ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended December 31, 2001.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. For the Fund's most recent 7-day annualized yield you may call
(800) 869-NEWS. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992 2.37%
'93  1.78%
'94  2.17%
'95  3.04%
'96  2.68%
'97  2.83%
'98  2.54%
'99  2.28%
2000 2.86%
'01  1.76%


During the periods shown in the bar chart, the highest return for a calendar quarter was 0.80% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.28% (quarter ended December 31, 2001).



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 California Tax-Free Daily Income
 Trust                                  1.76%        2.45%          2.43%
-----------------------------------------------------------------------------


[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                                0.50%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                         0.10%
----------------------------------------------------------------------
 Other expenses                                                0.09%
----------------------------------------------------------------------
 Total annual Fund operating expenses                          0.69%
----------------------------------------------------------------------

[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $140 billion in assets under management as of January 31, 2002.

[End Sidebar]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


            1 YEAR       3 YEARS       5 YEARS       10 YEARS
          ----------------------------------------------------
             $70           $221          $384          $859
          ----------------------------------------------------


[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------

The Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its address is 1221 Avenue of the Americas, New York, NY 10020.



The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended December 31, 2001, the Fund accrued total compensation to the Investment Manager amounting to 0.50% of the Fund's average daily net assets.

[Sidebar]


CONTACTING A
FINANCIAL ADVISOR
If you are new to the Morgan Stanley Family of Funds and would like to contact a Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds

[End Sidebar]
Shareholder Information

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------
You may open a new account to buy Fund shares or buy additional Fund shares for an existing account in several ways. When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your purchase order in proper form and accompanied by federal or other immediately available funds. You begin earning dividends the business day after the shares are purchased. We reserve the right to reject any order for the purchase of Fund shares.

MINIMUM INVESTMENT AMOUNTS
-------------------------------------------------------------------
                                             MINIMUM INVESTMENT
                                          -------------------------
INVESTMENT OPTIONS                           INITIAL     ADDITIONAL
-------------------------------------------------------------------
 Regular Accounts
                                             $5,000        $100
-------------------------------------------------------------------
 EASYINVEST-SM-
 (Automatically from your
 checking or savings account)
                                          Not Available    $100
-------------------------------------------------------------------

There is no minimum investment amount if you purchase Fund shares through:
(1) the Investment Manager's mutual fund asset allocation plan, or (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) certain investment programs approved by the Fund's distributor that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.

 INVESTMENT
 OPTIONS             PROCEDURES
 ------------------------------------------------------------------------------------------
  CONTACT YOUR       NEW ACCOUNTS AND SUBSEQUENT INVESTMENTS
  FINANCIAL          You may buy Fund shares by contacting your Morgan Stanley Financial
  ADVISOR            Advisor or other authorized financial representative. Your Financial
                     Advisor will assist you, step-by-step, with the procedures to invest
  [ICON]             in the Fund.
 ------------------------------------------------------------------------------------------
  BY MAIL            NEW ACCOUNTS
                     To open a new account to buy Fund shares:
  [ICON]             - Complete and sign the attached Application.
                     - Make out a check for the investment amount to: Morgan Stanley
                     California Tax-Free Daily Income Trust.
                     - Mail the Application and check to Morgan Stanley Trust at P.O. Box
                     1040, Jersey City, NJ 07303.
                     ----------------------------------------------------------------------
                     SUBSEQUENT INVESTMENTS
                     To buy additional shares for an existing Fund account:
                     - Write a "letter of instruction" to the Fund specifying the name(s)
                     on the account, the account number and the social security or tax identification number, and the additional investment amount. The letter must be signed by the account owner(s).
                     - Make out a check for the investment amount to: Morgan Stanley
                     California Tax-Free Daily Income Trust.
                     - Mail the letter and check to Morgan Stanley Trust at the same address as for new accounts.
 ------------------------------------------------------------------------------------------
  BY WIRE            NEW ACCOUNTS
  [ICON]             To open a new account to buy Fund shares:
                     - Mail the attached Application, completed and signed, to Morgan
                     Stanley Trust at P.O. Box 1040, Jersey City, NJ 07303.
                     - Before sending instructions by wire, call us at (800) 869-NEWS advising us of your purchase and to confirm we have received your
                     Application (at that time we will provide you with a new account number).
                     - Wire the instructions specifying the name of the Fund and your account number, along with the additional investment amount, to The
                     Bank of New York, for credit to the account of "Morgan Stanley Trust,
                     Harborside Financial Center, Plaza Two, Jersey City, NJ 07311, Account
                     No. 8900188413."
                     (When you buy Fund shares, wire purchase instructions received by
                     Morgan Stanley Trust prior to 12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are normally effective the next business day.)
                     ----------------------------------------------------------------------
                     SUBSEQUENT INVESTMENTS
                     To buy additional shares for an existing Fund account:
                     - Before sending instructions by wire, call us at (800) 869-NEWS advising us of your purchase.
                     - Wire the instructions specifying the name of the Fund and your account number, along with the investment amount, to The Bank of New
                     York, for credit to the account of Morgan Stanley Trust in the same manner as opening an account.
                     (Also, when you buy Fund shares, wire purchase instructions received by Morgan Stanley Trust prior to 12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are normally effective the next business day.)
 ------------------------------------------------------------------------------------------

 INVESTMENT
 OPTIONS             PROCEDURES
 ------------------------------------------------------------------------------------------
  EASYINVEST-SM-     NEW ACCOUNTS
  (AUTOMATICALLY     This program is not available to open a new Fund account or a new
  FROM YOUR          account of another Money Market Fund.
  CHECKING OR        ----------------------------------------------------------------------
  SAVINGS ACCOUNT)   SUBSEQUENT INVESTMENTS
                     EASYINVEST-SM- is a purchase plan that allows you to transfer money
  [ICON]             automatically from your checking or savings account to an existing
                     Fund account on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service.
 ------------------------------------------------------------------------------------------



Additional Purchase Information. If you are a customer of Morgan Stanley DW Inc. ("Morgan Stanley DW") or another authorized dealer of Fund shares, you may upon request: (a) have the proceeds from the sale of listed securities invested in Fund shares the day after you receive the proceeds; and (b) pay for the purchase of certain listed securities by automatic sale of Fund shares that you own. If you are a customer of Morgan Stanley DW or another authorized dealer of the Fund's shares, you may have cash balances in your securities account of $1,000 or more automatically invested in shares of the Fund on the next business day after the balance is accrued in your account. Cash balances of less than $1,000 may be automatically invested in Fund shares on a weekly basis.


Plan of Distribution. The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Permissible Fund Exchanges. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund or an FSC Fund (funds subject to a front-end sales charge). In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or FSC Fund or for shares of another Money Market Fund, No-Load Fund, North American Government Income Trust, or Short-Term U.S. Treasury Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another fund's shares with the proceeds.



See the inside back cover of this PROSPECTUS for each Morgan Stanley Fund's designation as a Multi-Class Fund, FSC Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's Prospectus for its designation. For purposes of exchanges, shares of FSC Funds are treated as Class A Shares of a Multi-Class Fund.



The current Prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investing. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Trust -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.



An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.


The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.


Telephone Exchanges. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.


Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.



Exchanging Shares of Another Fund Subject to a Contingent Deferred Sales Charge ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the prospectus of the fund that charges the CDSC for more details.



Limitations on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. You will be notified in advance of limiting your exchange privileges.



For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------
You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


OPTIONS             PROCEDURES
------------------------------------------------------------------------------------------
 CONTACT YOUR       To sell your shares, simply call your Morgan Stanley Financial Advisor
 FINANCIAL ADVISOR  or other authorized financial representative.
 [ICON]
                    ----------------------------------------------------------------------
                    Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.
------------------------------------------------------------------------------------------
 CHECK-WRITING      You may order a supply of blank checks by requesting them on the
 OPTION             investment application or by contacting your Morgan Stanley Financial
                    Advisor.
 [ICON]
                    ----------------------------------------------------------------------
                    Checks may be written in any amount not less than $500. You must sign checks exactly as your shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specified on an investment application that all owners are required to sign checks. Only accounts in which no share certificates have been issued are eligible for the check-writing privilege.
                    ----------------------------------------------------------------------
                    Payment of check proceeds normally will be made on the next business day after we receive your check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until fifteen days after Morgan
                    Stanley Trust receives the check used for investment. A check will not be honored in an amount exceeding the value of the account at the time the check is presented for payment.
------------------------------------------------------------------------------------------
 BY LETTER          You may also sell your shares by writing a "letter of instruction"
                    that includes:
 [ICON]
                    - your account number;
                    - the name of the Fund;
                    - the dollar amount or the number of shares you wish to sell; and
                    - the signature of each owner as it appears on the account.
                    ----------------------------------------------------------------------
                    If you are requesting payment to anyone other than the
                    registeredowner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan
                    Stanley Trust. (You should contact Morgan Stanley Trust at
                    (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                    ----------------------------------------------------------------------
                    Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City,
                    NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                    ----------------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
------------------------------------------------------------------------------------------

OPTIONS             PROCEDURES
------------------------------------------------------------------------------------------
 SYSTEMATIC         If your investment in all of the Morgan Stanley Family of Funds has a
 WITHDRAWAL PLAN    total market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance
 [ICON]             (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least
                    $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                    ----------------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your Morgan
                    Stanley Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                    ----------------------------------------------------------------------
                    When you sell Fund shares through the Systematic Withdrawal Plan, the shares may be subject to a contingent deferred sales charge ("CDSC")
                    if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Fund. The CDSC, however, will be waived in an amount up to 12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest
                    CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. See the PROSPECTUS of the
                    Fund that charges the CDSC for more details.
------------------------------------------------------------------------------------------
 BY TELEPHONE       To sell shares by telephone or wire, first complete a telephone
 OR WIRE            redemption application designating a bank account. Redemptions for more than $1,000 will be wired to your bank account (your bank may
 [ICON]             charge a fee for this service). For redemptions for less than $1,000, a check will be mailed to your bank account. If you hold share certificates, you may not redeem those shares by this method. For more
 [ICON]             information or to request a telephone redemption application, call
                    Morgan Stanley Trust at (800) 869-NEWS.
------------------------------------------------------------------------------------------


Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder whose shares, due to sales by the shareholder, have a value below $1,000. However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.


Money Market Fund Automatic Sale Procedures. If you maintain a brokerage account with Morgan Stanley DW or another authorized dealer of Fund shares, you may elect to have your Fund shares automatically sold from your account to satisfy amounts you owe as a result of purchasing securities or other transactions in your brokerage account.



If you elect to participate by notifying Morgan Stanley DW or another authorized dealer of Fund shares, your brokerage account will be scanned each business day prior to the close of business (4:00 p.m. Eastern time). After any cash balances in the account are applied, a sufficient number of Fund shares may be sold to satisfy any amounts you are obligated to pay to Morgan Stanley DW or another authorized dealer of Fund shares. Sales

[Sidebar]
TARGETED DIVIDENDS-SM-
You may select to have your Fund distributions automatically invested in another Morgan Stanley Fund that you own. Contact your Morgan Stanley Financial Advisor for further information about this service.

[End Sidebar]


will be effected on the business day before the date you are obligated to make payment, and Morgan Stanley DW or another authorized dealer of Fund shares will receive the sale proceeds on the following day.



EasyInvest-SM- -- AUTOMATIC REDEMPTION. You may invest in shares of certain other Morgan Stanley Funds by subscribing to EASYINVEST-SM-, an automatic purchase plan that provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EASYINVEST-SM-, you may direct that a sufficient number of shares of the Fund be automatically sold and the proceeds transferred to Morgan Stanley Trust, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Sales of your Fund shares will be made on the business day preceding the investment date and Morgan Stanley Trust will receive the proceeds for investment on the day following the sale date.



Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.


[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
The Fund passes substantially all of its earnings along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

The Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of the close of business the preceding business day. Capital gains, if any, are distributed periodically.


Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will reinvest the additional shares and credit your account during the month, then redeem the credited amount no later than the last business day of the month, and mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Trust, at least five business days prior to the record date of the distributions.


[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Your income dividend distributions are normally exempt from federal and California state income taxes -- to the extent they are derived from California municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes.

Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

If the Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS.


FOR THE YEAR ENDED DECEMBER 31,                      2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------
 Net income from investment operations                0.017        0.028        0.023        0.025        0.028
---------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income           (0.017)      (0.028)      (0.023)      (0.025)      (0.028)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN                                          1.76%        2.86%        2.28%        2.54%        2.83%
---------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------
 Expenses (before expense offset)                      0.69%        0.69%        0.72%(1)     0.70%(1)     0.72%(1)
---------------------------------------------------------------------------------------------------------------
 Net investment income                                 1.72%        2.81%        2.25%        2.50%        2.79%
---------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands           $275,985     $272,990     $281,541     $283,382     $287,001
---------------------------------------------------------------------------------------------------------------

 (1) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001

  PRINCIPAL
  AMOUNT IN                                                         COUPON   DEMAND
  THOUSANDS                                                         RATE+    DATE*       VALUE

 -------------------------------------------------------------------------------------------------

               California Tax-Exempt Short-Term Variable Rate Municipal Obligations (72.7%)
 $    5,000    ABAG Finance Authority for Nonprofit Corporations,
                Episcopal Homes Foundation Ser 2000 COPs..........  1.55%   01/08/02  $  5,000,000
      2,760    Alameda-Contra Costa Schools Financing Authority,
                Capital
                Improvements Ser F COPs...........................  1.55    01/08/02     2,760,000
     10,000    California, Variable Ser 2001-2002 Ser C RANs......  1.54    01/08/02    10,000,000
               California Educational Facilities Authority,
     10,300     California Institute of Technology Ser 1994.......  1.20    01/08/02    10,300,000
      8,275     Stanford University Ser L-2.......................  1.30    01/08/02     8,275,000
               California Health Facilities Financing Authority,
      5,300     Adventist Health System/West 1998 Ser A (MBIA)....  1.70    01/02/02     5,300,000
      4,500     Scripps Memorial Hospital Series 1991 B (MBIA)....  1.42    01/08/02     4,500,000
      5,000    California Pollution Control Financing Authority,
                Chevron USA Inc Ser 1984 B........................  2.85    06/15/02     5,000,482
      6,100    California Statewide Community Development
                Authority, John Muir/
                Mt Diablo Health System Ser 1997 COPs (Ambac).....  1.65    01/02/02     6,100,000
     10,000    California Transit Finance Authority, Ser 1997
                (FSA).............................................  1.50    01/08/02    10,000,000
      5,000    Eastern Municipal Water District, Water & Sewer Ser
                1993B COPs
                (FGIC)............................................  1.40    01/08/02     5,000,000
      6,400    Fresno, Sewer System Sub Lien Ser 2000 A (FGIC)....  1.40    01/08/02     6,400,000
      6,000    Glendale Financing Authority, Police Building Ser
                2000 COPs.........................................  1.50    01/08/02     6,000,000
      4,900    Irvine Assessment District No 87-8, Improvement
                Bond Act 1915.....................................  1.70    01/02/02     4,900,000
      1,400    Irvine Ranch Water District, Capital Improvement
                Ser 1986 COPs.....................................  1.80    01/02/02     1,400,000
      8,940    Los Angeles, Multi-Family 1985 Ser K...............  1.05    01/08/02     8,940,000
      3,000    Los Angeles, Wastewater System Ser 2001 B (FGIC)...  1.88    10/31/02     3,000,000
               Los Angeles Department of Water & Power,
      8,000     Power System 2001 Ser B-1.........................  1.35    01/08/02     8,000,000
      5,000     Water System 2001 Ser B Subser B-1................  1.50    01/08/02     5,000,000
               Metropolitan Water District of Southern California,
      6,000     Water 1998 Ser C..................................  1.40    01/08/02     6,000,000
      4,900     Water 2000 Ser B-4................................  1.35    01/08/02     4,900,000
     13,400    Newport Beach, Hoag Memorial Hospital Presbyterian
                Ser 1992..........................................  1.65    01/02/02    13,400,000
               Oakland-Alameda County Coliseum Authority, Oakland
                Coliseum
      4,100     2000 Refg Ser C-1.................................  1.45    01/08/02     4,100,000
      9,600     2000 Refg Ser C-2.................................  1.35    01/08/02     9,600,000
      4,300    Orange County, Irvine Coast Assessment District No
                88-1..............................................  1.70    01/02/02     4,300,000
      5,300    Orange County Sanitation District, Ser 2000 B
                COPs..............................................  1.70    01/02/02     5,300,000
      6,000    Rancho California Water District Financing
                Authority, Ser 1998 A (FGIC)......................  1.35    01/08/02     6,000,000
      7,800    Sacramento County, Administration Center &
                Courthouse Ser 1990
                COPs..............................................  1.50    01/08/02     7,800,000
     10,000    San Francisco City & County Finance Corporation,
                Moscone Center Ser 2000-1 (Ambac).................  1.50    01/08/02    10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON  DEMAND
 THOUSANDS                                                          RATE+    DATE*       VALUE

 -------------------------------------------------------------------------------------------------

 $    5,000    Southern California Public Power Authority,
                Transmission
                Refg Ser 2001 A...................................  1.40%   01/08/02  $  5,000,000
               Puerto Rico
      8,200    Puerto Rico Highway & Transportation Authority,
                Transportation 1998 Ser A (Ambac).................  1.40    01/08/02     8,200,000
                                                                                      ------------
               Total California Tax-Exempt Short-Term Variable Rate Municipal
                Obligations
                (COST $200,475,482).................................................
                                                                                       200,475,482
                                                                                      ------------

                                                                            YIELD TO
                                                                            MATURITY
                                                         COUPON  MATURITY  ON DATE OF
                                                          RATE     DATE     PURCHASE
                                                         ------  --------  ----------

               California Tax-Exempt Commercial Paper (19.2%)
      5,000    California Infrastructure & Economic
                Development Bank, Salvation Army
                Western Territory Ser 2001.............  1.75%   08/09/02     1.75%      5,000,000
      5,000    California State University Institute,
                Ser A..................................  2.00    02/07/02     2.00       5,000,000
               East Bay Municipal Utility District,
      5,000     Wastewater.............................  1.25    02/13/02     1.25       5,000,000
      6,000     Wastewater.............................  1.50    02/26/02     1.50       6,000,000
               Los Angeles County Metropolitan
                Transportation
                Authority,
      5,000     Sales Tax Ser A........................  1.35    01/15/02     1.35       5,000,000
      5,000     Sales Tax Ser A........................  1.70    02/05/02     1.70       5,000,000
      5,000    Los Angeles Department of Water & Power,
                Electric Plant Issue 1997..............  1.50    01/18/02     1.50       5,000,000
      7,000    San Diego County Water Authority, Ser #
                1......................................  2.00    02/06/02     2.00       7,000,000
               University of California Regents,
      6,000     Ser A..................................  1.50    01/14/02     1.50       6,000,000
      4,000     Ser A..................................  1.25    01/30/02     1.25       4,000,000
                                                                                       -----------
               Total California Tax-Exempt Commercial Paper
                (COST $53,000,000)...................................................   53,000,000
                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

                                                                           YIELD TO
 PRINCIPAL                                                                 MATURITY
 AMOUNT IN                                               COUPON  MATURITY  ON DATE OF
 THOUSANDS                                               RATE     DATE     PURCHASE      VALUE

 -------------------------------------------------------------------------------------------------

               California Tax-Exempt Short-Term Municipal Notes (9.1%)
 $   12,000    California School Cash Reserve Program
                Authority,
                Ser A 2001 (Ambac), dtd 07/03/01.......  4.00%   07/03/02     2.65%    $12,079,116
      5,000    Fresno County, 2001-2002 TRANs, dtd
                07/02/01...............................  3.50    07/01/02     2.63       5,021,009
      8,000    Los Angeles County, 2001-2002 TRANs, dtd
                07/02/01...............................  3.75    06/28/02     2.61       8,043,312
                                                                                       -----------
               Total California Tax-Exempt Short-Term Municipal Notes
                (COST $25,143,437)...................................................   25,143,437
                                                                                       -----------

                Total Investments (COST $278,618,919) (a)....................  101.0%   278,618,919
                Liabilities in Excess of Other Assets........................   (1.0)    (2,633,728)
                                                                               -----   ------------
                Net Assets...................................................  100.0%  $275,985,191
                                                                               =====   ============

---------------------

   COPS CERTIFICATES OF PARTICIPATION.
   RANS REVENUE ANTICIPATION NOTES.
   TRANS TAX REVENUE ANTICIPATION NOTES.
    +   RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2001.
    *   DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
   (a)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

   AMBAC AMBAC ASSURANCE CORPORATION.
   FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA  FINANCIAL SECURITY ASSURANCE INC.
   MBIA MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Daily Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
DECEMBER 31, 2001

Assets:
Investments in securities, at value
  (cost $278,618,919)..................................  $  278,618,919
Cash...................................................         441,162
Interest receivable....................................         866,510
Prepaid expenses and other assets......................          14,982
                                                         --------------
    Total Assets.......................................     279,941,573
                                                         --------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased............       3,728,749
  Investment management fee............................         116,498
  Distribution fee.....................................          23,299
Accrued expenses.......................................          87,836
                                                         --------------
    Total Liabilities..................................       3,956,382
                                                         --------------
    Net Assets.........................................  $  275,985,191
                                                         ==============
Composition of Net Assets:
Paid-in-capital........................................  $  275,975,483
Accumulated undistributed net investment income........              45
Accumulated undistributed net realized gain............           9,663
                                                         --------------
    Net Assets.........................................  $  275,985,191
                                                         ==============
Net Asset Value Per Share,
  275,975,483 SHARES OUTSTANDING (UNLIMITED SHARES
   AUTHORIZED OF $.01 PAR VALUE).......................           $1.00
                                                         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Daily Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2001

Net Investment Income:
Interest Income........................................  $    6,923,377
                                                         --------------
Expenses
Investment management fee..............................       1,437,031
Distribution fee.......................................         282,912
Transfer agent fees and expenses.......................         128,449
Professional fees......................................          51,676
Shareholder reports and notices........................          33,832
Trustees' fees and expenses............................          19,938
Custodian fees.........................................          14,784
Registration fees......................................          10,642
Other..................................................           4,864
                                                         --------------
    Total Expenses.....................................       1,984,128
Less: expense offset...................................         (14,760)
                                                         --------------
    Net Expenses.......................................       1,969,368
                                                         --------------
    Net Investment Income..............................       4,954,009
    Net Realized Gain..................................          12,022
                                                         --------------
Net Increase...........................................  $    4,966,031
                                                         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Daily Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                           FOR THE YEAR       FOR THE YEAR
                                                               ENDED              ENDED
                                                         DECEMBER 31, 2001  DECEMBER 31, 2000
                                                         -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income..................................    $   4,954,009      $   7,892,176
Net realized gain (loss)...............................           12,022             (2,359)
                                                           -------------      -------------

    Net Increase.......................................        4,966,031          7,889,817

Dividends to shareholders from net investment income...       (4,954,108)        (7,892,077)

Net increase (decrease) from transactions in shares of
 beneficial interest...................................        2,982,856         (8,547,925)
                                                           -------------      -------------

    Net Increase (Decrease)............................        2,994,779         (8,550,185)
Net Assets:
Beginning of period....................................      272,990,412        281,540,597
                                                           -------------      -------------
End of Period
(Including accumulated undistributed net investment
 income of $45 and $144,
respectively)..........................................    $ 275,985,191      $ 272,990,412
                                                           =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2001

1. Organization and Accounting Policies
Morgan Stanley California Tax-Free Daily Income Trust (the "Fund"), formerly Morgan Stanley Dean Witter California Tax-Free Daily Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding
$750 million; 0.375% to the portion of the daily net assets exceeding
$750 million but not exceeding

Morgan Stanley California Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2001 CONTINUED

$1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding
$3 billion; and 0.25% to the portion of the daily net assets exceeding
$3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2001 aggregated $658,885,890 and $653,015,240, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,308. At December 31, 2001, the Fund had an accrued pension liability of $56,929 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley California Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          DECEMBER 31, 2001  DECEMBER 31, 2000
                                          -----------------  -----------------
Shares sold.............................       457,440,723        535,791,478
Shares issued in reinvestment of
 dividends..............................         4,954,108          7,892,077
                                           ---------------    ---------------
                                               462,394,831        543,683,555
Shares repurchased......................      (459,411,975)      (552,231,480)
                                           ---------------    ---------------
Net increase (decrease) in shares
 outstanding............................         2,982,856         (8,547,925)
                                           ===============    ===============

6. Federal Income Tax Status
During the year ended December 31, 2001 the Fund utilized its net capital loss carryover of approximately $2,400.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley California Tax-Free Daily Income Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley California Tax-Free Daily Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Tax-Free Daily Income Trust (the "Fund"), formerly Morgan Stanley Dean Witter California Tax-Free Daily Income Trust, including the portfolio of investments, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Tax-Free Daily Income Trust as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 7, 2002

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended December 31, 2001, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley California Tax-Free Daily Income Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                          Number of
                                             Term of                                    Portfolios in
                                           Office and                                        Fund
                           Position(s)      Length of                                      Complex
 Name, Age and Address of   Held with         Time         Principal Occupation(s)         Overseen           Other Directorships
   Independent Trustee     Registrant        Served*         During Past 5 Years         by Trustee**           Held by Trustee
 ------------------------  -----------   ---------------  -------------------------  --------------------  -------------------------
 Michael Bozic (60)        Trustee       Trustee since    Retired; Director or                    129      Director of Weirton Steel
 c/o Mayer, Brown & Platt                April 1994       Trustee of the Morgan                            Corporation.
 Counsel to the                                           Stanley Funds and the
 Independent Trustees                                     TCW/DW Term Trusts;
 1675 Broadway                                            formerly Vice Chairman of
 New York, NY                                             Kmart Corporation
                                                          (December 1998-October
                                                          2000), Chairman and Chief
                                                          Executive Officer of
                                                          Levitz Furniture
                                                          Corporation (November
                                                          1995-November 1998) and
                                                          President and Chief
                                                          Executive Officer of
                                                          Hills Department Stores
                                                          (May 1991-July 1995);
                                                          formerly variously
                                                          Chairman, Chief Executive
                                                          Officer, President and
                                                          Chief Operating Officer
                                                          (1987-1991) of the Sears
                                                          Merchandise Group of
                                                          Sears, Roebuck & Co.
 Edwin J. Garn (69)        Trustee       Trustee since    Director or Trustee of                  129      Director of Franklin
 c/o Summit Ventures LLC                 January 1993     the Morgan Stanley Funds                         Covey (time management
 1 Utah Center                                            and the TCW/DW Term                              systems), BMW Bank of
 201 S. Main Street                                       Trusts; formerly United                          North America, Inc.
 Salt Lake City, UT                                       States Senator (R-Utah)                          (industrial loan
                                                          (1974-1992) and Chairman,                        corporation), United
                                                          Senate Banking Committee                         Space Alliance (joint
                                                          (1980-1986); formerly                            venture between Lockheed
                                                          Mayor of Salt Lake City,                         Martin and the Boeing
                                                          Utah (1971-1974);                                Company) and Nuskin Asia
                                                          formerly Astronaut, Space                        Pacific (multilevel
                                                          Shuttle Discovery (April                         marketing); member of the
                                                          12-19, 1985); Vice                               board of various civic
                                                          Chairman, Huntsman                               and charitable
                                                          Corporation (chemical                            organizations.
                                                          company); member of the
                                                          Utah Regional Advisory
                                                          Board of Pacific Corp.
 Wayne E. Hedien (67)      Trustee       Trustee since    Retired; Director or                    129      Director of The PMI Group
 c/o Mayer, Brown & Platt                September 1997   Trustee of the Morgan                            Inc. (private mortgage
 Counsel to the                                           Stanley Funds and the                            insurance); Trustee and
 Independent Trustees                                     TCW/DW Term Trusts;                              Vice Chairman of The
 1675 Broadway                                            formerly associated with                         Field Museum of Natural
 New York, NY                                             the Allstate Companies                           History; director of
                                                          (1966-1994), most                                various other business
                                                          recently as Chairman of                          and charitable
                                                          The Allstate Corporation                         organizations.
                                                          (March 1993-December
                                                          1994) and Chairman and
                                                          Chief Executive Officer
                                                          of its wholly-owned
                                                          subsidiary, Allstate
                                                          Insurance Company (July
                                                          1989-December 1994).

Morgan Stanley California Tax-Free Daily Income Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                    Number of
                                            Term of                               Portfolios in
                                          Office and                                  Fund
                           Position(s)     Length of                                 Complex
 Name, Age and Address of   Held with        Time       Principal Occupation(s)     Overseen     Other Directorships
   Independent Trustee      Registrant      Served*       During Past 5 Years     by Trustee**     Held by Trustee
 ------------------------  ------------  -------------  ------------------------  -------------  -------------------
 Dr. Manuel H. Johnson     Trustee       Trustee since  Chairman of the Audit          129       Director of NVR,
 (52)                                    July 1991      Committee and Director                   Inc. (home
 c/o Johnson Smick                                      or Trustee of the Morgan                 construction);
 International, Inc.                                    Stanley Funds and the                    Chairman and
 1133 Connecticut Avenue,                               TCW/DW Term Trusts;                      Trustee of the
 N.W.                                                   Senior Partner, Johnson                  Financial
 Washington, D.C.                                       Smick International,                     Accounting
                                                        Inc., a consulting firm;                 Foundation
                                                        Co-Chairman and a                        (oversight
                                                        founder of the Group of                  organization of the
                                                        Seven Council (G7C), an                  Financial
                                                        international economic                   Accounting
                                                        commission; formerly                     Standards Board).
                                                        Vice Chairman of the
                                                        Board of Governors of
                                                        the Federal Reserve
                                                        System and Assistant
                                                        Secretary of the U.S.
                                                        Treasury.
 Michael E. Nugent (65)    Trustee       Trustee since  Chairman of the                207       Director of various
 c/o Triumph Capital,                    July 1991      Insurance Committee and                  business
 L.P.                                                   Director or Trustee of                   organizations.
 237 Park Avenue                                        the Morgan Stanley Funds
 New York, NY                                           and the TCW/DW Term
                                                        Trusts; director/trustee
                                                        of various investment
                                                        companies managed by
                                                        Morgan Stanley
                                                        Investment Management
                                                        Inc. and Morgan Stanley
                                                        Investments LP (since
                                                        July 2001); General
                                                        Partner, Triumph
                                                        Capital, L.P., a private
                                                        investment partnership;
                                                        formerly Vice President,
                                                        Bankers Trust Company
                                                        and BT Capital
                                                        Corporation (1984-1988).
 John L. Schroeder (71)    Trustee       Trustee since  Retired; Chairman of the       129       Director of
 c/o Mayer, Brown & Platt                April 1994     Derivatives Committee                    Citizens
 Counsel to the                                         and Director or Trustee                  Communications
 Independent Trustees                                   of the Morgan Stanley                    Company
 1675 Broadway                                          Funds and the TCW/DW                     (telecommunications
 New York, NY                                           Term Trusts; formerly                    company).
                                                        Executive Vice President
                                                        and Chief Investment
                                                        Officer of the Home
                                                        Insurance Company
                                                        (August 1991-September
                                                        1995).

Morgan Stanley California Tax-Free Daily Income Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                                                    Number of
                                            Term of                               Portfolios in
                           Position(s)    Office and                              Fund Complex
 Name, Age and Address of   Held with      Length of    Principal Occupation(s)    Overseen by   Other Directorships
    Management Trustee      Registrant   Time Served*     During Past 5 Years       Trustee**      Held by Trustee
 ------------------------  ------------  -------------  ------------------------  -------------  -------------------
 Charles A. Fiumefreddo    Chairman,     Trustee since  Chairman, Director or          129       None
 (68)                      Director or   July 1991      Trustee and Chief
 c/o Morgan Stanley Trust  Trustee and                  Executive Officer of the
 Harborside Financial      Chief                        Morgan Stanley Funds and
 Center,                   Executive                    the TCW/DW Term Trusts;
 Plaza Two,                Officer                      formerly Chairman, Chief
 Jersey City, NJ                                        Executive Officer and
                                                        Director of the
                                                        Investment Manager, the
                                                        Distributor and Morgan
                                                        Stanley Services,
                                                        Executive Vice President
                                                        and Director of Morgan
                                                        Stanley DW, Chairman and
                                                        Director of the Transfer
                                                        Agent, and Director
                                                        and/or officer of
                                                        various Morgan Stanley
                                                        subsidiaries (until June
                                                        1998).
 James F. Higgins (53)     Trustee       Trustee since  Senior Adviser of Morgan       129       None
 c/o Morgan Stanley Trust                June 2000      Stanley (since August
 Harborside Financial                                   2000); Director of the
 Center,                                                Distributor and Dean
 Plaza Two,                                             Witter Realty Inc.;
 Jersey City, NJ                                        Director or Trustee of
                                                        the Morgan Stanley Funds
                                                        and the TCW/DW Term
                                                        Trusts (since June
                                                        2000); previously
                                                        President and Chief
                                                        Operating Officer of the
                                                        Private Client Group of
                                                        Morgan Stanley (May
                                                        1999-August 2000),
                                                        President and Chief
                                                        Operating Officer of
                                                        Individual Securities of
                                                        Morgan Stanley (February
                                                        1997-May 1999).
 Philip J. Purcell (58)    Trustee       Trustee since  Director or Trustee of         129       Director of
 1585 Broadway                           April 1994     the Morgan Stanley Funds                 American Airlines,
 New York, NY                                           and the TCW/DW Term                      Inc. and its parent
                                                        Trusts; Chairman of the                  company, AMR
                                                        Board of Directors and                   Corporation.
                                                        Chief Executive Officer
                                                        of Morgan Stanley and
                                                        Morgan Stanley DW;
                                                        Director of the
                                                        Distributor; Chairman of
                                                        the Board of Directors
                                                        and Chief Executive
                                                        Officer of Novus Credit
                                                        Services Inc.; Director
                                                        and/ or officer of
                                                        various Morgan Stanley
                                                        subsidiaries.

----------------------------

  *  EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.
 ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley California Tax-Free Daily Income Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                              Term of
                            Position(s)      Office and
 Name, Age and Address of    Held with       Length of                  Principal Occupation(s)
    Executive Officer        Registrant     Time Served*                  During Past 5 Years
 ------------------------  --------------  --------------  --------------------------------------------------
 Mitchell M. Merin (48)    President       President       President and Chief Operating Officer of Morgan
 1221 Avenue of the                        since May 1999  Stanley Investment Management (since December
 Americas                                                  1998); President, Director (since April 1997) and
 New York, NY                                              Chief Executive Officer (since June 1998) of the
                                                           Investment Manager and Morgan Stanley Services;
                                                           Chairman, Chief Executive Officer and Director of
                                                           the Distributor (since June 1998); Chairman and
                                                           Chief Executive Officer (since June 1998) and
                                                           Director (since January 1998) of the Transfer
                                                           Agent; Director of various Morgan Stanley
                                                           subsidiaries; President of the Morgan Stanley
                                                           Funds and TCW/DW Term Trusts (since May 1999);
                                                           Trustee of various Van Kampen investment companies
                                                           (since December 1999); previously Chief Strategic
                                                           Officer of the Investment Manager and Morgan
                                                           Stanley Services and Executive Vice President of
                                                           the Distributor (April 1997-June 1998), Vice
                                                           President of the Morgan Stanley Funds (May
                                                           1997-April 1999), and Executive Vice President of
                                                           Morgan Stanley.
 Barry Fink (46)           Vice            Vice            General Counsel (since May 2000) and Managing
 c/o Morgan Stanley Trust  President,      President,      Director (since December 2000) of Morgan Stanley
 Harborside Financial      Secretary and   Secretary and   Investment Management; Managing Director (since
 Center,                   General         General         December 2000), and Secretary and General Counsel
 Plaza Two                 Counsel         Counsel since   (since February 1997) and Director (since July
 Jersey City, NJ                           February 1997   1998) of the Investment Manager and Morgan Stanley
                                                           Services; Assistant Secretary of Morgan Stanley
                                                           DW; Vice President, Secretary and General Counsel
                                                           of the Morgan Stanley Funds and TCW/DW Term Trusts
                                                           (since February 1997); Vice President and
                                                           Secretary of the Distributor; previously, Senior
                                                           Vice President, Assistant Secretary and Assistant
                                                           General Counsel of the Investment Manager and
                                                           Morgan Stanley Services.
 Thomas F. Caloia (55)     Treasurer       Over 5 years    First Vice President and Assistant Treasurer of
 c/o Morgan Stanley Trust                                  the Investment Manager, the Distributor and Morgan
 Harborside Financial                                      Stanley Services; Treasurer of the Morgan Stanley
 Center,                                                   Funds.
 Plaza Two
 Jersey City, NJ
 Katherine H. Stromberg    Vice President  since January   Executive Director and Portfolio Manager of the
 (53)                                      1992            Investment Manager and its investment management
 c/o Morgan Stanley Trust                                  affiliates for over 5 years.
 Harborside Financial
 Center,
 Plaza Two
 Jersey City, NJ

----------------------------

  *  EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.

Notes

                          ------------------------------------------------------

                          ------------------------------------------------------

                          ------------------------------------------------------

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                          ------------------------------------------------------

                          ------------------------------------------------------

                          ------------------------------------------------------

                          ------------------------------------------------------

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                          ------------------------------------------------------

                          ------------------------------------------------------

                          ------------------------------------------------------

                          ------------------------------------------------------

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                          ------------------------------------------------------

                                                     4   4   0    --
                                                     for office use only

                                                     MORGAN STANLEY DEAN WITTER
                                                     CALIFORNIA
                                                     TAX-FREE        [LOGO]
                                                     DAILY INCOME
                                                     TRUST



                                                  [REMOVE APPLICATION CAREFULLY]
APPLICATION

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
Send to: Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent"),
P.O. Box 1040, Jersey City, NJ 07303
-------------------------------------------------------------------------------
INSTRUCTIONS     For assistance in completing this application,
                 telephone Morgan Stanley Dean Witter Trust FSB at
                 (800) 869-NEWS (Toll-Free).
-------------------------------------------------------------------------------

TO REGISTER
SHARES
(please print)  1.
                  ---------------------------------------------------------------------------------------------------
                   First Name                                                 Last Name


-As joint
 tenants,
 use line 1 & 2   2.
                    ---------------------------------------------------------------------------------------------------
                    First Name                                                  Last Name
                    (Joint tenants with rights of survivorship unless otherwise specified)

                                                                     ---------------------------------------
                                                                           Social Security Number

-As custodian
 for a minor,
 use lines 1 & 3  3.
                    -------------------------------------------------------------------------------------------------
                                                               Minor's Name

                                                                     ---------------------------------------
                                                                           Minor's Social Security Number

                      Under the ___________________________ Uniform Gifts to Minors Act
                                State of Residence of Minor
-In the name of a
 corporation,       4.
 trust,               ---------------------------------------------------------------------------------------------------
 partnership
 or other                                    Name of Corporation, Trust (including trustee name(s)) or Other Organization institutional
 investors,
 use
 line 4              ---------------------------------------------------------------------------------------------------


                                                                     ---------------------------------------
                                                                           Tax Identification Number


                            If Trust, Date of Trust Instrument: _____________________________

--------------------------------------------------------------------------------------------------------------------------------
ADDRESS              ---------------------------------------------------------------------------------------------------

                     ---------------------------------------------------------------------------------------------------
                                  City                        State                           Zip Code
--------------------------------------------------------------------------------------------------------------------------------
TO PURCHASE
SHARES:
Minimum Initial      / / CHECK (enclosed) $________________ (Make Payable to Morgan Stanley Dean Witter
Investment:                                                                  California Tax-Free Daily Income Trust)
$5,000               / / WIRE*  On_______________           MF* _________________________________
                                       (Date)                  (Control number, this transaction)


                        --------------------------------------------------------------------------------------------------
                        Name of Bank                                                                        Branch

                        --------------------------------------------------------------------------------------------------
                        Address

                        --------------------------------------------------------------------------------------------------
                        Telephone Number

                        * For an initial investment made by wiring funds, obtain a control number by calling: (800) 869-NEWS
                          (Toll-Free).
                          Your bank should wire to:

                        Bank of New York for credit to account of Morgan Stanley Dean Witter Trust FSB

                        Account Number: 8900188413

                        Re: Morgan Stanley Dean Witter California Tax-Free Daily Income Trust

                        Account Of: _____________________________________________

                                    (Investor's Account as Registered at the Transfer Agent)

                        Control or Account Number:______________________________________
                                                   (Assigned by Telephone)

--------------------------------------------------------------------------------------------------------------------------------
                                                         OPTIONAL SERVICES
--------------------------------------------------------------------------------------------------------------------------------
                      NOTE: If you are a current shareholder of Morgan Stanley Dean Witter California Tax-Free Daily
                      Income Trust, please indicate your fund account number here.
                        [4]   [4]   [0]  -
                                            ------------------------------
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS            All dividends will be reinvested daily in additional shares, unless the following option is selected:

                     / / Pay income dividends by check at the end of each month.
--------------------------------------------------------------------------------------------------------------------------------
WRITE YOUR OWN       / / Send an initial supply of checks.
CHECK                FOR JOINT ACCOUNTS:
                     / / CHECK THIS BOX IF ALL OWNERS ARE REQUIRED TO SIGN CHECKS.
--------------------------------------------------------------------------------------------------------------------------------

PAYMENT TO                  /  /    Morgan Stanley Dean Witter Trust FSB is hereby authorized  to honor telephonic or other
PREDESIGNATED                       instructions, without signature guarantee,  from any  person for  the redemption of any
BANK ACCOUNT                        or all shares of Dean  Witter California Tax-Free  Daily  Income Trust held in my (our)
                                    account provided that proceeds  are  transmitted  only  to  the following bank account.
                                    (Absent  its  own negligence, neither Morgan Stanley Dean  Witter  California  Tax-Free
                                    Daily  Income  Trust  nor  Morgan Stanley Dean Witter Trust FSB (the  "Transfer Agent")
                                    shall  be liable for any redemption caused by unauthorized instruction(s)):
Bank Account must be in
same name as shares are
registered                  --------------------------------------------------------------   ----------------------------
                            NAME & BANK ACCOUNT NUMBER                                        BANK'S ROUTING TRASMITTAL CODE
                                                                                                     (ASK YOUR BANK)
Minimum Amount:
$1,000                      ---------------------------------------------------------------
                            NAME OF BANK

                            ---------------------------------------------------------------
                            ADDRESS OF BANK

                            (       )
                            ---------------------------------------------------------------
                            TELEPHONE NUMBER OF BANK

--------------------------------------------------------------------------------------------------------------------------------
                                                             SIGNATURE AUTHORIZATION
--------------------------------------------------------------------------------------------------------------------------------

FOR ALL ACCOUNTS            NOTE: RETAIN A COPY OF THIS DOCUMENT FOR YOUR RECORDS. ANY MODIFICATION OF THE INFORMATION
                            BELOW  WILL REQUIRE AN AMENDMENT TO  THIS FORM. THIS DOCUMENT IS  IN FULL FORCE AND EFFECT
                            UNTIL ANOTHER DULY EXECUTED FORM IS RECEIVED BY THE TRANSFER AGENT.

                            The "Transfer Agent"  is hereby authorized  to act as  agent for the  registered owner  of shares  of Morgan Stanley Dean Witter  California Tax-Free Daily Income Trust (the "Fund")
                            in effecting redemptions of shares and is authorized to recognize the  signature(s)  below in payment of funds resulting from such redemptions on behalf of the  registered owners of such shares. The Transfer Agent  shall be liable  only for its  own negligence and not for default or negligence  of its correspondents, or for losses in  transit.  The  Fund  shall not be liable for any default or negligence of the Transfer Agent.

                            I (we) certify to my (our) legal capacity, or the capacity of the investor named above, to invest in and redeem shares of, and I (we) acknowledge receipt of a current prospectus of,
                            Morgan Stanley Dean Witter California Tax-Free Daily Income Trust and (we) further certify my (our) authority to sign and act for and on behalf of the investor.

                            Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer  identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of  a failure  to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to  backup withholding. (Note: You must cross out item  (2)
                            above  if  you  have  been notified  by  IRS  that  you are  currently  subject  to backup withholding because of underreporting interest or dividends on your tax return.)

                            For Individual, Joint and Custodial Accounts for Minors, Check Applicable Box:
                            / / I am a United States Citizen.                     / / I am not a United States Citizen.

                                                  SIGNATURE(S) (IF JOINT TENANTS, ALL MUST SIGN)


Name(s) must be
signed exactly the
same as shown on
lines 1 to 4 on the
reverse side of this
application
                            SIGNATURE MUST BE KEPT WITHIN ABOVE AREA           SIGNATURE MUST BE KEPT WITHIN ABOVE AREA



                            SIGNATURE MUST BE KEPT WITHIN ABOVE AREA           SIGNATURE MUST BE KEPT WITHIN ABOVE AREA

                      SIGNED THIS ___________________  DAY OF ____________________, 20__.

                                         FOR CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER ORGANIZATIONS

                      The following  named  persons  are  currently  officers/trustees/general  partners/other  authorized signatories  of the Registered  Owner, and any __* of them ("Authorized Person(s)") is/are currently authorized under  the applicable  governing document  to  act with  full power  to sell,  assign  or transfer  securities  of  the Fund  for  the Registered  Owner and  to  execute and  deliver any instrument necessary to effectuate the authority hereby conferred:

                                         NAME/TITLE                                          SIGNATURE
In addition,
complete
Section A or B
below.
                            SIGNATURE MUST BE KEPT WITHIN ABOVE AREA           SIGNATURE MUST BE KEPT WITHIN ABOVE AREA



                            SIGNATURE MUST BE KEPT WITHIN ABOVE AREA           SIGNATURE MUST BE KEPT WITHIN ABOVE AREA



                            SIGNATURE MUST BE KEPT WITHIN ABOVE AREA           SIGNATURE MUST BE KEPT WITHIN ABOVE AREA

                      SIGNED THIS ___________________  DAY OF ____________________, 20__.

                      The Transfer Agent may, without inquiry, act  only upon the instruction of ANY PERSON(S)  purporting to  be (an) Authorized  Person(s) as named in  the Certification Form last  received by the Transfer
                      Agent. The Transfer Agent and the Fund shall not be liable for any claims, expenses (including legal fees) or losses  resulting from  the Transfer  Agent having  acted upon  any instruction  reasonably believed genuine.

                      ----------------------------------------------------------------------------------------------------
                      *INSERT A NUMBER. UNLESS OTHERWISE INDICATED, THE TRANSFER  AGENT MAY HONOR INSTRUCTIONS OF ANY ONE
                       OF THE PERSONS NAMED ABOVE.



--------------------------------------------------------------------------------------------------------------------------------
SECTION (A)           NOTE: EITHER A SIGNATURE GUARANTEE OR CORPORATE SEAL IS REQUIRED.
CORPORATIONS AND
INCORPORATED
ASSOCIATIONS ONLY.    I, ______________________, Secretary of the Registered Owner, do hereby  certify that at a meeting on _____________________ at which a  quorum was  present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full  force and
SIGN ABOVE AND COM-   effect and in accordance with the Registered Owner's charter and  by-laws,  which  resolution  did
PLETE THIS            the  following:  (1)  empowered   the  above-named   Authorized  Person(s)  to  effect  securities
SECTION               transactions for  the Registered Owner on  the terms described above; (2) authorized the Secretary to certify, from time to time, the names and  titles of  the officers of the Registered  Owner and to notify the  Transfer Agent when changes in office occur;  and  (3) authorized the  Secretary to certify that such  a resolution has been duly  adopted and  will  remain in  full force and effect until the  Transfer Agent  receives a  duly execute amendment to the Certification Form.
SIGNATURE
GUARANTEE**           Witness my hand on behalf of the corporation/association this__________ day of ___________ , 20__.
(or Corporate Seal)

                                                 ------------------------------------------------------------------------
                                                                                Secretary**

                      The undersigned officer (other than the Secretary) hereby certifies that the foregoing  instrument has been signed by the Secretary of the corporation/association.

SIGNATURE
GUARANTEE**
(or Corporate Seal)
                                                 ------------------------------------------------------------------------
                                                    Certifying Officer of the Corporation or Incorporated Association**

--------------------------------------------------------------------------------------------------------------------------------
SECTION (B) ALL       NOTE: A SIGNATURE GUARANTEE IS REQUIRED.
OTHER
INSTITUTIONAL
INVESTORS                          ---------------------------------------------------------------------------------------
                                                                            Certifying
SIGNATURE                                                    Trustee(s)/General Partner(s)/Other(s)**
GUARANTEE**

SIGN ABOVE AND COM-                ---------------------------------------------------------------------------------------
PLETE THIS SECTION                                                          Certifying
                                                             Trustee(s)/General Partner(s)/Other(s)**

                      ----------------------------------------------------------------------------------------------------
                      **SIGNATURE(S) MUST BE GUARANTEED BY AN ELIBIGLE GUARANTOR


--------------------------------------------------------------------------------------------------------------------------------
DEALER                Above signature(s) guaranteed. Prospectus has been delivered by undersigned to above-named applicant(s).
(if any)
Completion by
dealer only
                      ------------------------------------------   ------------------------------------------------------
                      Firm Name                                    Office Number-Account Number at Dealer-F/A Number

                      ------------------------------------------   ------------------------------------------------------
                      Address                                      Financial Advisor's Last Name

                      ------------------------------------------   ------------------------------------------------------
                      City, State, Zip Code                        Branch Office

-Registered Trademark- 2001 Morgan Stanley Dean Witter Distributors Inc.

  Morgan Stanley Funds
-----------------------------------------


- GLOBAL/INTERNATIONAL FUNDS
 Competitive Edge Fund - "Best Ideas" Portfolio
 European Growth Fund
 Fund of Funds - International Portfolio
 Global Dividend Growth Securities
 Global Utilities Fund
 International Fund
 International SmallCap Fund
 International Value Equity Fund
 Japan Fund
 Latin American Growth Fund
 Pacific Growth Fund

- GROWTH FUNDS
 21st Century Trend Fund
 Aggressive Equity Fund
 All Star Growth Fund
 American Opportunities Fund
 Capital Growth Securities
 Capital Opportunities Trust
 Developing Growth Securities Trust
 Financial Services Trust
 Growth Fund
 Health Sciences Trust
 Information Fund
 KLD Social Index Fund
 Market Leader Trust
 Mid-Cap Value Fund
 Nasdaq-100 Index Fund
 Natural Resource Development Securities
 New Discoveries Fund
 Next Generation Trust
 Small Cap Growth Fund
 Special Value Fund
 Tax-Managed Growth Fund
 Technology Fund

- GROWTH + INCOME FUNDS
 Balanced Growth Fund
 Balanced Income Fund
 Convertible Securities Trust
 Dividend Growth Securities
 Equity Fund
 Fund of Funds - Domestic Portfolio
 Income Builder Fund
 Real Estate Fund
 S&P 500 Index Fund
 S&P 500 Select Fund
 Strategist Fund
 Total Market Index Fund
 Total Return Trust
 Utilities Fund
 Value Fund
 Value-Added Market Series/ Equity Portfolio

- INCOME FUNDS
 Diversified Income Trust
 Federal Securities Trust
 High Yield Securities
 Intermediate Income Securities
 Limited Duration Fund (NL)
 Liquid Asset Fund (MM)
 North American Government Income Trust
 Short-Term U.S. Treasury Trust
 U.S. Government Money Market Trust (MM)
 U.S. Government Securities Trust

- TAX-FREE INCOME FUNDS
 California Tax-Free Daily Income Trust (MM)
 California Tax-Free Income Fund
 Hawaii Municipal Trust (FSC)
 Limited Term Municipal Trust (NL)
 Multi-State Municipal Series Trust (FSC)
 New York Municipal Money Market Trust (MM)
 New York Tax-Free Income Fund
 Tax-Exempt Securities Trust
 Tax-Free Daily Income Trust (MM)

--------------------------------------------------------------------------------


  THERE MAY BE FUNDS CREATED AFTER THIS PROSPECTUS WAS PUBLISHED. PLEASE CONSULT THE INSIDE BACK COVER OF A NEW FUND'S PROSPECTUS FOR ITS DESIGNATION, E.G., MULTI-CLASS FUND OR MONEY MARKET FUND.

  UNLESS OTHERWISE NOTED, EACH LISTED MORGAN STANLEY FUND, EXCEPT FOR NORTH AMERICAN GOVERNMENT INCOME TRUST AND SHORT-TERM U.S. TREASURY TRUST, IS A MULTI-CLASS FUND. A MULTI-CLASS FUND IS A MUTUAL FUND OFFERING MULTIPLE CLASSES OF SHARES. THE OTHER TYPES OF FUNDS ARE: NL - NO-LOAD (MUTUAL) FUND; MM - MONEY MARKET FUND; FSC - A MUTUAL FUND SOLD WITH A FRONT-END SALES CHARGE AND A DISTRIBUTION (12b-1) FEE.

                                                           [MORGAN STANLEY LOGO]
Additional information about the Fund's investments is available in the Fund's ANNUAL and SEMI-ANNUAL REPORTS TO SHAREHOLDERS (the current annual report is included in this PROSPECTUS). The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:
                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:


                          www.morganstanley.com/funds

Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

 TICKER SYMBOL:  DSCXX

Morgan Stanley California Tax-Free
Daily Income Trust

                                                                   [COVER PHOTO]
A MONEY MARKET FUND THAT SEEKS
TO PROVIDE AS HIGH A LEVEL OF
DAILY INCOME EXEMPT FROM FEDERAL
AND CALIFORNIA INCOME TAX AS IS
CONSISTENT WITH STABILITY OF
PRINCIPAL AND LIQUIDITY
                                                  Prospectus - February 28, 2002

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-5554.)

STATEMENT OF ADDITIONAL INFORMATION                         MORGAN STANLEY
FEBRUARY 28, 2002                                           CALIFORNIA
                                                            TAX-FREE DAILY
                                                            INCOME TRUST

--------------------------------------------------------------------------------



    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS (dated February 28, 2002) for the Morgan Stanley California Tax-Free Daily Income Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.



Morgan Stanley
California Tax-Free Daily Income Trust
c/o Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, NJ 07311
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. Fund History.............................................    4

II. Description of the Fund and Its Investments and Risks...    4

  A. Classification.........................................    4

  B. Investment Strategies and Risks........................    4

  C. Investment Objective/Policies/Restrictions.............   10

III. Management of the Fund.................................   12

  A. Board of Trustees......................................   12

  B. Management Information.................................   12

  C. Compensation...........................................   17

IV. Control Persons and Principal Holders of Securities.....   19

V. Investment Management and Other Services.................   19

  A. Investment Manager.....................................   19

  B. Principal Underwriter..................................   20

  C. Services Provided by the Investment Manager............   20

  D. Rule 12b-1 Plan........................................   21

  E. Other Service Providers................................   23

  F. Codes of Ethics........................................   24

VI. Brokerage Allocation and Other Practices................   24

  A. Brokerage Transactions.................................   24

  B. Commissions............................................   24

  C. Brokerage Selection....................................   25

  D. Directed Brokerage.....................................   26

  E. Regular Broker-Dealers.................................   26

VII. Capital Stock and Other Securities.....................   26

VIII. Purchase, Redemption and Pricing of Shares............   27

  A. Purchase/Redemptions of Shares.........................   27

  B. Offering Price.........................................   27

IX. Taxation of the Fund and Shareholders...................   29

X. Underwriters.............................................   32

XI. Calculation of Performance Data.........................   33

XII. Financial Statements...................................   33

                       GLOSSARY OF SELECTED DEFINED TERMS

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York.


"DISTRIBUTOR"--Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.



"FINANCIAL ADVISORS"--Morgan Stanley authorized financial services representatives.



"FUND"--Morgan Stanley California Tax-Free Daily Income Trust, a registered no-load open-end investment company.


"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


"INVESTMENT MANAGER"--Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.



"MORGAN STANLEY"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.



"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.



"MORGAN STANLEY DW"--Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.



"MORGAN STANLEY FUNDS"--Registered investment companies for which the Investment Manager serves as the investment advisor and that hold themselves out to investors as related companies for investment and investor services.



"MORGAN STANLEY SERVICES"--Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.



"TRANSFER AGENT"--Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.


"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------


    The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on April 25, 1988, with the name Dean Witter/Sears California Tax-Free Daily Income Trust. On February 19, 1993, the Fund's name was changed to Dean Witter California Tax-Free Daily Income Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter California Tax-Free Daily Income Trust. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley California Tax-Free Daily Income Trust.


II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objective is to provide as high a level of daily income exempt from federal and California income tax as is consistent with stability of principal and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

    LEASE OBLIGATIONS. Included within the revenue bonds category in which the Fund may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    TAXABLE SECURITIES. The Fund may invest up to 20% of its total assets in taxable money market instruments, repurchase agreements and non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by the Fund.

    The types of taxable money market instruments in which the Fund may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The Fund may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Fund to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund's investment quality requirements.

    INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Fund may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Fund in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    PUT OPTIONS. The Fund may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Fund to be fully invested in securities, the interest on which is exempt from Federal and California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.

    The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored by the Investment Manager. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, Upon an Event of Insolvency (as defined under
Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its total assets. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's investment manager, liquidity or other considerations warrant.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time the Fund may purchase tax-exempt securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.


    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash, cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.



    THE STATE OF CALIFORNIA--SPECIAL INVESTMENT CONSIDERATIONS. The following describes certain risks with respect to municipal obligations of California issuers in which the Fund may invest. This summarized information is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California and other public documents available as of the date of this Statement of Additional Information, the most recent of which was dated February 8, 2002.


    The Fund will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

    Certain debt obligations held by the Fund may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the Fund may be impaired.


    In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years.



    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-1979 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.



    In 1986, California voters approved a state initiative known as Proposition
62. In November 1996, California voters approved Proposition 218. Together these initiatives require that all local government taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. They will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services.

    In November 1988, California voters approved Proposition 98. This initiative requires that (i) revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

    Certain tax-exempt securities in which the Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.


    California is the most populous state in the nation with a total population currently estimated at approximately 35 million. The State now comprises over 12% of the nation's population. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction.



    A significant downturn in U.S. stock market prices could adversely affect California's economy. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of the stock market.


    In addition, California is subject to seismic risks and it is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in a four county area. The possibility exists that another such earthquake could cause a major dislocation of the California economy.


    The recession severely affected state revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance: the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. The large budget deficits depleted the State's available cash resources and it had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last five fiscal years.



    The early months of 2001 revealed a significant moderation in the State's economic growth. On July 26, 2001, the Governor signed the 2001 Budget Act, enacting the State's fiscal year 2001-02 budget. The spending plan projects General Fund revenues of $75.1 billion, a drop of $2.9 billion from revised 2000-01 estimates. The 2001 Budget Act includes General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The 2001 Budget Act also includes Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion. The Governor held back $500 million as a set aside for litigation costs and vetoed almost $500 million in General Fund expenditures from the Budget passed by the legislature.



    A series of reports since June 2001 have indicated that both the national and the State economies have been in a recession starting in 2001. In California, the impact has been particularly felt in the high technology and construction sectors and in exports. The terrorist attacks of September 11, 2001 have exacerbated the impact of the weakened economy, particularly on tourism-related industries. The State predicts continued weakness through at least the first half of 2002, although the State continues to outperform the nation as a whole.



    The slowdown has resulted in a dramatic decline in General Fund revenues compared to estimates made at the time of the enactment of the 2001 Budget Act. On January 10, 2002, the Governor release the Proposed Budget for 2002-03, which included updated revenue estimates for both the current and upcoming fiscal years. The Proposed Budget forecast revenues for 2000-01 and 2001-02 about $4.6 billion below the 2001 Budget Act forecast. A report issued on January 15, 2002 by the Legislative Analyst's Officer projects General Fund revenues in 2001-02 about $1.7 billion lower than the 2002-03 Proposed Budget.



    In October 2001, the Governor announced a hiring freeze for most State positions and directed State agencies to make cuts in operating expenses totaling at least $150 million in 2001-02 expenditures. The Governor also asked agencies to prepare for cuts of up to 15% in expenditures for the 2002-03 fiscal year budget. In November 2001, the Governor issued a letter to all State departments and agencies instituting immediate action to further reduces expenditures in the 2001-02 fiscal year, including freezing the spending on a specified list of programs and projects. In February 2002, the Legislature enacted legislation adopting these cuts for a total savings of $2.2 billion.



    The Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion, counting the receipt of $6.6 billion from the sale of the Department of Water Resources (the "DWR") bonds to repay certain advances to the power supply program discussed below as revenue. The Administration proposed to close this budget gap by reducing expenditures by $5.2 billion over the 2001-02 and 2002-03 fiscal years, funding shifts from the General Fund to other sources totaling $0.6 billion, anticipated increases in federal funding of approximately $1.1 billion, and interfund loans, accelerations and transfers totaling $5.6 billion.



    From mid-2000 through mid-2001, California experienced regulatory-related electricity distribution and disruption problems, and in January 2001, the Governor proclaimed a state of emergency to exist in California. Since January 2001, the State has implemented a number of steps in attempting to resolve the energy problem, including a power supply program managed by the DWR. Through the program, the DWR enters into contracts and arrangements for the purchase and sale of electric power, selling electricity to approximately 10 million retail end-use customers via investor-owned utility transmission and distribution systems. The program is scheduled for termination on December 31, 2002. The State is developing plans for the provision of any electricity shortfalls following this time. There can be no assurance that there will not be future disruptions in power supplies or related developments that could adversely affect the State's economy.



    The program was initially financed by unsecured, interest bearing loans advanced from the State's General Fund aggregating approximately $6.2 billion through June 2001. In June 2001, the DWR arranged secured loans from banks and other financial institutions with net proceeds of $4.1 billion, and the General Fund stopped making unsecured advances. Revenue from electricity sales to customers have aggregated $4.1 billion through January 31, 2002. The DWR is authorized to issue up to $13.4 billion in revenue bonds to repay the State's General Fund for its advances, but the sale of such bonds has been delayed since mid-2001, and there is no proposed schedule for the sale of the bonds. If such bonds are not prepaid, the principal of these advances will be payable in eleven quarterly installments, commencing April 30, 2002.



    As of January 1, 2002, the State had over $23.9 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $10 billion remained unissued as of that date.The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of January 1, 2002, the State had approximately $6.2 billion of outstanding Lease-Purchase Debt. As of January 1, 2002, the State had approximately $0.7 billion aggregate principal amount of general obligation commercial paper outstanding.



    In addition to the general obligation bonds, State agencies and authorities had approximately $29.7 billion aggregate principal amount of revenue bonds and notes outstanding as of January 1, 2002.

Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds.



    Because of the State of California's budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by S&P, and to A from AA by Fitch. Moody's, Fitch and S&P expressed uncertainty in the State's ability to balance its budget by 1996. The State's improved economy and budget, however, have resulted since then in several upgrades in its general obligation bond ratings. Recent economic concerns have resulted in downgrades since April 2001. As of February 11, 2002, the State's general obligation bonds were rated A1 by Moody's, A+ by Standard & Poor's, and AA by Fitch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.


    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.


    Some local governments in California have experienced notable financial difficulties and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California filed for bankruptcy.


    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

C. INVESTMENT OBJECTIVE/POLICIES/RESTRICTIONS

    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund will:

         1. Seek to provide as high a level of daily income exempt from federal and California income tax as is consistent with stability of principal and liquidity.

    The Fund may not:

         1.  Invest in common stock.

         2. Write, purchase or sell puts, calls, or combinations thereof, except that it may acquire rights to resell Municipal Obligations at an agreed upon price and at or within an agreed upon time.

         3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to Municipal Obligations, including those issued by the State of California or its political subdivisions, or to domestic bank obligations.

         4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

         5. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein.

         6.  Purchase or sell commodities or commodity futures contracts.

         7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed).

         8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states.

         9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money.

        10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements.

        11.  Make short sales of securities.

        12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

        13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

        14. Invest for the purpose of exercising control or management of any other issuer.

        15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

        16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

        17. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities, or by the State of California or its political subdivisions).

        18. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its assets in another mutual fund. The other fund would have substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.


B. MANAGEMENT INFORMATION



    TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.



    The Independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2001) and other directorships, if any, held by the Trustee, are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including, but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).



                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                             FUND
                           POSITION(S)     LENGTH OF                                        COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH         TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE      REGISTRANT      SERVED*               PAST 5 YEARS            BY TRUSTEE           BY TRUSTEE
 ------------------------  ------------  --------------  ------------------------------  -------------  ------------------------
 Michael Bozic (60)        Trustee       Trustee         Retired; Director or Trustee         129       Director of Weirton
 c/o Mayer, Brown & Platt                since           of the Morgan Stanley Funds                    Steel Corporation.
 Counsel to the                          April 1994      and the TCW/DW Term Trusts;
 Independent                                             formerly Vice Chairman of
 Trustees                                                Kmart Corporation (December
 1675 Broadway                                           1998-October 2000), Chairman
 New York, NY                                            and Chief Executive Officer of
                                                         Levitz Furniture Corporation
                                                         (November 1995-November 1998)
                                                         and President and Chief
                                                         Executive Officer of Hills
                                                         Department Stores (May
                                                         1991-July 1995); formerly
                                                         variously Chairman, Chief
                                                         Executive Officer, President
                                                         and Chief Operating Officer
                                                         (1987-1991) of the Sears
                                                         Merchandise Group of Sears,
                                                         Roebuck & Co.



------------------------
* This is the date the Trustee began serving the Morgan Stanley family of funds.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                             FUND
                           POSITION(S)     LENGTH OF                                        COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH         TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE      REGISTRANT      SERVED*               PAST 5 YEARS            BY TRUSTEE           BY TRUSTEE
 ------------------------  ------------  --------------  ------------------------------  -------------  ------------------------
 Edwin J. Garn (69)        Trustee       Trustee         Director or Trustee of the           129       Director of Franklin
 c/o Summit Ventures LLC                 since           Morgan Stanley Funds and the                   Covey (time management
 1 Utah Center                           January 1993    TCW/DW Term Trusts; formerly                   systems), BMW Bank of
 201 S. Main Street                                      United States Senator (R-                      North America, Inc.
 Salt Lake City, UT                                      Utah)(1974-1992) and Chairman,                 (industrial loan
                                                         Senate Banking Committee                       corporation), United
                                                         (1980-1986); formerly Mayor of                 Space Alliance (joint
                                                         Salt Lake City, Utah                           venture between Lockheed
                                                         (1971-1974); formerly                          Martin and the Boeing
                                                         Astronaut, Space Shuttle                       Company) and Nuskin Asia
                                                         Discovery (April 12-19, 1985);                 Pacific (multilevel
                                                         Vice Chairman, Huntsman                        marketing); member of
                                                         Corporation (chemical                          the board of various
                                                         company); member of the Utah                   civic and charitable
                                                         Regional Advisory Board of                     organizations.
                                                         Pacific Corp.

 Wayne E. Hedien (67)      Trustee       Trustee         Retired; Director or Trustee         129       Director of The PMI
 c/o Mayer, Brown & Platt                since           of the Morgan Stanley Funds                    Group Inc. (private
 Counsel to the                          September       and the TCW/DW Term Trusts;                    mortgage insurance);
 Independent                             1997            formerly associated with the                   Trustee and Vice
 Trustees                                                Allstate Companies                             Chairman of The Field
 1675 Broadway                                           (1966-1994), most recently as                  Museum of Natural
 New York, NY                                            Chairman of The Allstate                       History; director of
                                                         Corporation (March                             various other business
                                                         1993-December 1994) and                        and charitable
                                                         Chairman and Chief Executive                   organizations.
                                                         Officer of its wholly-owned
                                                         subsidiary, Allstate Insurance
                                                         Company (July 1989-December
                                                         1994).

 Dr. Manuel H. Johnson     Trustee       Trustee         Chairman of the Audit                129       Director of NVR, Inc.
 (52)                                    since           Committee and Director or                      (home construction);
 c/o Johnson Smick                       July 1991       Trustee of the Morgan Stanley                  Chairman and Trustee of
 International, Inc.                                     Funds and the TCW/DW Term                      the Financial Accounting
 1133 Connecticut Avenue,                                Trusts; Senior Partner,                        Foundation (oversight
 N.W.                                                    Johnson Smick Interna-                         organization of the
 Washington, D.C.                                        tional, Inc., a consulting                     Financial Accounting
                                                         firm; Co-Chairman and a                        Standards Board).
                                                         founder of the Group of Seven
                                                         Council (G7C), an
                                                         international economic
                                                         commission; formerly Vice
                                                         Chairman of the Board of
                                                         Governors of the Federal
                                                         Reserve System and Assistant
                                                         Secretary of the U.S.
                                                         Treasury.

 Michael E. Nugent (65)    Trustee       Trustee         Chairman of the Insurance            207       Director of various
 c/o Triumph Capital,                    since           Committee and Director or                      business organizations.
 L.P.                                    July 1991       Trustee of the Morgan Stanley
 237 Park Avenue                                         Funds and the TCW/DW Term
 New York, NY                                            Trusts; director/trustee of
                                                         various investment companies
                                                         managed by Morgan Stanley
                                                         Investment Management Inc. and
                                                         Morgan Stanley Investments LP
                                                         (since July 2001); General
                                                         Partner, Triumph Capital,
                                                         L.P., a private investment
                                                         partnership; formerly Vice
                                                         President, Bankers Trust
                                                         Company and BT Capital
                                                         Corporation (1984-1988).

 John L. Schroeder (71)    Trustee       Trustee         Retired; Chairman of the             129       Director of Citizens
 c/o Mayer, Brown & Platt                since           Derivatives Committee and                      Communications Company
 Counsel to the                          April 1994      Director or Trustee of the                     (telecommunications com-
 Independent                                             Morgan Stanley Funds and the                   pany).
 Trustees                                                TCW/DW Term Trusts; formerly
 1675 Broadway                                           Executive Vice President and
 New York, NY                                            Chief Investment Officer of
                                                         the Home Insurance Company
                                                         (August 1991-September 1995).


----------------------------------

* This is the date the Trustee began serving the Morgan Stanley family of funds.

    The management Trustees and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each management Trustee and the other directorships, if any, held by the Trustee, are shown below.



                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                             FUND
                           POSITION(S)     LENGTH OF                                        COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH         TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS HELD
    MANAGEMENT TRUSTEE      REGISTRANT      SERVED*               PAST 5 YEARS            BY TRUSTEE           BY TRUSTEE
 ------------------------  ------------  --------------  ------------------------------  -------------  ------------------------
 Charles A. Fiumefreddo    Chairman,     Trustee         Chairman, Director or Trustee        129       None
 (68)                      Director or   since           and Chief Executive Officer of
 c/o Morgan Stanley Trust  Trustee       July 1991       the Morgan Stanley Funds and
 Harborside Financial      and Chief                     the TCW/DW Term Trusts;
 Center,                   Executive                     formerly Chairman, Chief
 Plaza Two,                Officer                       Executive Officer and Director
 Jersey City, NJ                                         of the Investment Manager, the
                                                         Distributor and Morgan Stanley
                                                         Services, Executive Vice
                                                         President and Director of
                                                         Morgan Stanley DW, Chairman
                                                         and Director of the Transfer
                                                         Agent and Director and/or
                                                         officer of various Morgan
                                                         Stanley subsidiaries (until
                                                         June 1998).

 James F. Higgins (53)     Trustee       Trustee since   Director or Trustee of the           129       None
 c/o Morgan Stanley Trust                June 2000       Morgan Stanley Funds and the
 Harborside Financial                                    TCW/DW Term Trusts (since June
 Center,                                                 2000); Senior Advisor of
 Plaza Two,                                              Morgan Stanley (since August
 Jersey City, NJ                                         2000); Director of the
                                                         Distributor and Dean Witter
                                                         Realty Inc.; previously
                                                         President and Chief Operating
                                                         Officer of the Private Client
                                                         Group of Morgan Stanley (May
                                                         1999-August 2000), President
                                                         and Chief Operating Officer of
                                                         Individual Securities of
                                                         Morgan Stanley (February
                                                         1997-May 1999).

 Philip J. Purcell (58)    Trustee       Trustee since   Director or Trustee of the           129       Director of American
 1585 Broadway                           April 1994      Morgan Stanley Funds and the                   Airlines, Inc. and its
 New York, NY                                            TCW/DW Term Trusts; Chairman                   parent company, AMR
                                                         of the Board of Directors and                  Corporation.
                                                         Chief Executive Officer of
                                                         Morgan Stanley and Morgan
                                                         Stanley DW; Director of the
                                                         Distributor; Chairman of the
                                                         Board of Directors and Chief
                                                         Executive Officer of Novus
                                                         Credit Services Inc.; Director
                                                         and/or officer of various
                                                         Morgan Stanley subsidiaries.


----------------------------------

* This is the date the Trustee began serving the Morgan Stanley family of funds.

                                 POSITION(S)
  NAME, AGE AND ADDRESS OF        HELD WITH          LENGTH OF TIME
     EXECUTIVE OFFICER            REGISTRANT             SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------   ----------------   ---------------------   -------------------------------------------------------
Mitchell M. Merin (48)         President          President since May     President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                       1999                    Investment Management (since December 1998); President,
New York, NY                                                              Director (since April 1997) and Chief Executive Officer
                                                                          (since June 1998) of the Investment Manager and Morgan
                                                                          Stanley Services; Chairman, Chief Executive Officer and
                                                                          Director of the Distributor (since June 1998); Chairman
                                                                          and Chief Executive Officer (since June 1998) and
                                                                          Director (since January 1998) of the Transfer Agent;
                                                                          Director of various Morgan Stanley subsidiaries;
                                                                          President of the Morgan Stanley Funds and TCW/DW Term
                                                                          Trusts (since May 1999); Trustee of various Van Kampen
                                                                          investment companies (since December 1999); previously
                                                                          Chief Strategic Officer of the Investment Manager and
                                                                          Morgan Stanley Services and Executive Vice President of
                                                                          the Distributor (April 1997-June 1998), Vice President
                                                                          of the Morgan Stanley Funds (May 1997-April 1999), and
                                                                          Executive Vice President of Morgan Stanley.

Barry Fink (46)                Vice President,    Vice President,         General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    Secretary and      Secretary and General   (since December 2000) of Morgan Stanley Investment
New York, NY                   General Counsel    Counsel since           Management; Managing Director (since December 2000),
                                                  February 1997           and Secretary and General Counsel (since February 1997)
                                                                          and Director (since July 1998) of the Investment
                                                                          Manager and Morgan Stanley Services; Assistant
                                                                          Secretary of Morgan Stanley DW; Vice President,
                                                                          Secretary and General Counsel of the Morgan Stanley
                                                                          Funds and TCW/DW Term Trusts (since February 1997);
                                                                          Vice President and Secretary of the Distributor;
                                                                          previously, Senior Vice President, Assistant Secretary
                                                                          and Assistant General Counsel of the Investment Manager
                                                                          and Morgan Stanley Services.

Thomas F. Caloia (55)          Treasurer          Over 5 years            First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                                                  Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                              Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Katherine H. Stromberg (53)    Vice President     Since January 1992      Executive Director and Portfolio Manager of the
c/o Morgan Stanley Trust                                                  Investment Manager and/or its investment management
Harborside Financial Center,                                              affiliates for over 5 years.
Plaza Two,
Jersey City, NJ


----------------------------------

* This is the date the Trustee began serving the Morgan Stanley family of funds.

    For each Trustee, the dollar range of equity securities beneficially owned by the Trustee is shown below.



                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                                  ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                             DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND        BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
     NAME OF TRUSTEE                   (AS OF DECEMBER 31, 2001)                            (AS OF DECEMBER 31, 2001)
-------------------------  --------------------------------------------------   -------------------------------------------------
Michael Bozic                                     None                                            over $100,000

Edwin J. Garn                                     None                                            over $100,000

Wayne E. Hedien                                   None                                            over $100,000

Dr. Manuel H. Johnson                             None                                            over $100,000

Michael E. Nugent                                 None                                            over $100,000

John L. Schroeder                                 None                                            over $100,000

Charles A. Fiumefreddo                            None                                            over $100,000

James F. Higgins                                  None                                            over $100,000

Philip J. Purcell                                 None                                            over $100,000



    As to each independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.



    RONALD E. ROBISON, Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services and Chief Executive Officer and Director of the Transfer Agent, ROBERT S. GIAMBRONE, Executive Director of the Investment Manager, Morgan Stanley Services, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Managing Director and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, JONATHAN R. PAGE and JAMES F. WILLISON, Managing Directors of the Investment Manager, JOSEPH R. ARCIERI, Executive Director of the Investment Manager and GERARD J. LIAN, Vice President of the Investment Manager, are Vice Presidents of the Fund.



    In addition, A. THOMAS SMITH III, Managing Director and General Counsel of the Investment Manager and Morgan Stanley Services, is a Vice President and Assistant Secretary of the Fund, and TODD LEBO, LOU ANNE D. MCLNNIS, CARSTEN OTTO and RUTH ROSSI, Executive Directors and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, MARILYN K. CRANNEY, First Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services, and NATASHA KASSIAN and GEORGE SILFEN, Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, are Assistant Secretaries of the Fund.



    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the funds' boards, such individuals may reject other attractive assignments because the funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.



    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent directors/trustees vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Funds have a Rule 12b-1 plan.


    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

    The board of each fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the board of each fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.


    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/ trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of independent directors/ trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Funds.


    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION


    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and the Chairmen of the Derivatives and the Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting (except an Audit Committee meeting), or a meeting of the Independent Trustees and/or more than one Committee meeting (except an Audit Committee meeting), take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended December 31, 2001.


                               FUND COMPENSATION


                                            AGGREGATE
                                           COMPENSATION
NAME OF INDEPENDENT TRUSTEE               FROM THE FUND
---------------------------               --------------
Michael Bozic...........................    $1,550
Edwin J. Garn...........................     1,550
Wayne E. Hedien.........................     1,550
Dr. Manuel H. Johnson...................     2,300
Michael E. Nugent.......................     2,100
John L. Schroeder.......................     2,050



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 2001 for services to the 97 registered Morgan Stanley Funds (consisting of 129 portfolios) that were in operation at December 31, 2001. None of the Fund's Independent Trustees received compensation from any other funds in the Fund Complex, except for Mr. Nugent who received compensation for service as Director/Trustee to 16 other registered funds (consisting of 78 portfolios) in the Fund Complex.



                  CASH COMPENSATION FROM MORGAN STANLEY FUNDS



                                            TOTAL CASH
                                           COMPENSATION
                                          FOR SERVICES TO
                                             97 MORGAN
                                              STANLEY
                                             FUNDS AND
                                          OTHER FUNDS IN
                                             THE FUND
NAME OF INDEPENDENT TRUSTEE                   COMPLEX
---------------------------               ---------------
Michael Bozic...........................     $150,150
Edwin J. Garn...........................      150,150
Wayne E. Hedien.........................      150,100
Dr. Manuel H. Johnson...................      219,900
Michael E. Nugent.......................      228,362
John L. Schroeder.......................      196,650



    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 52 of the Morgan Stanley Funds, including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036662% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation"

------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended December 31, 2001 and by the 52 Morgan Stanley Funds (including the Fund) for the year ended December 31, 2001, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of December 31, 2001 and from the 52 Morgan Stanley Funds as of December 31, 2001. For the calendar year ended December 31, 2001, no retirement benefits accrued to the Independent Trustees from any other funds in the Fund Complex.



         RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY FUNDS



                                   FOR ALL ADOPTING FUNDS
                               ------------------------------  RETIREMENT BENEFITS     ESTIMATED ANNUAL
                                 ESTIMATED                         ACCRUED AS              BENEFITS
                                  CREDITED                          EXPENSES          UPON RETIREMENT(2)
                                   YEARS         ESTIMATED     -------------------    ------------------
                               OF SERVICE AT   PERCENTAGE OF             BY ALL         FROM    FROM ALL
                                 RETIREMENT       ELIGIBLE     BY THE   ADOPTING        THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE     (MAXIMUM 10)    COMPENSATION    FUND      FUNDS         FUND     FUNDS
---------------------------    --------------  --------------  ------  -----------    --------  --------
Michael Bozic................         10           60.44%      $  380    $21,395       $  907   $48,443
Edwin J. Garn................         10           60.44          582     33,443          927    49,121
Wayne E. Hedien..............          9           51.37          717     44,952          775    41,437
Dr. Manuel H. Johnson........         10           60.44          386     22,022        1,360    72,014
Michael E. Nugent............         10           60.44          662     38,472        1,209    64,157
John L. Schroeder............          8           50.37        1,265     68,342          965    50,640


------------------------
2 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 19.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    As of February 8, 2002, no person owned 5% or more of the outstanding shares of the Fund.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER


    The Investment Manager to the Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% of the portion of the daily net assets exceeding $3 billion.


    For the fiscal years ended December 31, 1999, 2000 and 2001, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $1,362,257, $1,396,893 and $1,437,031, respectively.



    The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for the Fund.



    In approving the Management Agreement, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Investment Manager, the performance, fees and expenses of the Fund compared to other similar investment companies, the Investment Manager's expenses in providing the services, the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the Fund. The Independent Trustees met with and reviewed reports from third parties about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager and its affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by their legal counsel as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment, that approval of the Management Agreement was in the best interests of the Fund and its shareholders.


B. PRINCIPAL UNDERWRITER


    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.


    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable).The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    The Management Agreement will remain in effect from year to year thereafter, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.

D. RULE 12b-1 PLAN

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").


    The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan:
(1) compensation to and expenses of Morgan Stanley DW's and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the

Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and
(5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



    The Investment Manager compensates Financial Advisors at an annual rate of 0.025% of the value of shares of the Fund acquired by exchange from a Morgan Stanley open-end Fund provided that the shares exchanged would otherwise have been eligible for the payment of a retention fee. Such eligible shares must have been held for at least one year. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or Morgan Stanley's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.


    The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.


    Morgan Stanley DW Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.


    The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


    The Fund reimbursed $282,912 to the Distributor pursuant to the Plan which amounted to 0.10 of 1% of the Fund's average daily net assets for the fiscal year ended December 31, 2001. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing Prospectuses to other than current shareholders -- $0; (iii) compensation to underwriters -- $0;
(iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and other associated overhead expenses -- $282,912. No payments under the Plan were made for interest, carrying or other financing charges.

    Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.


    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.



    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the most recent continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to implement the Fund's method and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


    Morgan Stanley Trust is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT AUDITORS

    The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


(3) AFFILIATED PERSONS


    The Transfer Agent is an affiliate of the Investment Manager and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


F. CODES OF ETHICS

    The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


    During the fiscal years ended December 31, 1999, 2000 and 2001, the Fund paid no such brokerage commissions or concessions.


B. COMMISSIONS


    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. The Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities, bank money instruments (i.e. certificates of deposit and bankers' acceptances) and commercial paper (not including tax-exempt municipal paper). The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.



    During the fiscal years ended December 31, 1999, 2000 and 2001, the Fund did not effect any principal transactions with Morgan Stanley DW.

    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.



    During the fiscal years ended December 31, 1999, 2000 and 2001, the Fund paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.


    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be utilized by the Investment Manager and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.


    Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of the Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of the Fund in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Fund's transactions will be directed to a broker which sells shares of the Fund to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.


    The Investment Manager and certain of its affiliates currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.


D. DIRECTED BROKERAGE


    During the fiscal year ended December 31, 2001, the Fund did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


    During the fiscal year ended December 31, 2001, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At December 31, 2001, the Fund did not own any securities issued by any of such issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    All of the Trustees, except for James F. Higgins, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.


    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.



    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.


    REDEMPTIONS. A check drawn by a shareholder against his or her account in the Fund constitutes a request for redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.


    OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.


B. OFFERING PRICE

    The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

    The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of the Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). The Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Fund's Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that the Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------


    The Fund generally will make three basic types of distributions: tax-exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount, timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.



    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.


    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.

    In computing net investment income, the Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    All or a portion of any of the Fund's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be affected. In that event, the Fund would re-evaluate its investment objective and policies.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. The Fund intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter-end of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by the Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

    The Fund intends to invest a portion of its assets in certain "private activity bonds." As a result, a portion of the exempt-interest dividends paid by the Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital gains is available to non-corporate shareholders to the extent the distributions of long-term capital gains are derived from securities which the Fund purchased after December 31, 2000, and held for more than five years. Since the Fund's income is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt dividends derived from assets located in the state in which they reside, but are usually subject to state and local taxes on distributions of tax-exempt dividends derived from assets located in other states. Shareholders should consult their tax advisers as to any other state and local taxes that apply to the dividends and distributions received from the Fund.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of any taxable interest income and short term capital gains.

    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from the Fund will have the effect of reducing the net asset value of the shareholder's stock in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.


    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will at the time of such sale or redemption, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%. A special lower tax rate of 18% on long-term capital gains is available for non-corporate shareholders who purchased shares after December 31, 2000, and held such shares for more than five years. This special lower tax rate of 18% for five-year property does not apply to non-corporate shareholders holding Fund shares which were purchased on or prior to December 31, 2000, unless such shareholders make an election to treat the Fund shares as being sold and reacquired on January 1, 2001. A shareholder making such election may realize capital gains.


    Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period. If a shareholder of the Fund receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share may, to the extent of such exempt-interest dividends, be disallowed.

    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.


    Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.


    If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


    OTHER CONSIDERATIONS. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally by Treasury Regulation Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

CALIFORNIA STATE TAX

    To the extent that dividends are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues or in U.S. obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income taxes. Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income alternative minimum tax purposes.

    Individual shareholders of the Fund who reside in California will not be subject to California personal income tax on distributions received from the Fund to the extent such distributions are attributable to interest received by the Fund during its taxable year on obligations, the interest on which (when held by an individual) is exempt from taxation under California law.

    Because, unlike Federal law, California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

    Individual shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and distributions of net capital gains. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income subject to the California alternative minimum tax. For federal income tax and California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the fund and regardless of whether the distribution is received in additional shares or in cash. The maximum federal capital gains rate for individuals is 20% with respect to capital assets held more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. In addition, unlike federal law, the shareholders of the Fund will not be subject to tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

    Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for federal or state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Code, a loss realized by a shareholder upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the Prospectus. Distributions from interest income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


    The Fund's yield for the seven days ending December 31, 2001 was 0.93%. The seven day effective yield on December 31, 2001 was 0.94% assuming daily compounding.


    The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.


    Based upon a combined Federal and California personal income tax bracket of 44.76%, the Fund's tax-equivalent yield for the seven days ending December 31, 2001, was 1.68%. Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.



    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in the Fund at inception would have grown to $15,007, $75,035 and $150,070, respectively, at December 31, 2001.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended December 31, 2001 included in the PROSPECTUS and incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION have been so included and incorporated herein in reliance on the report of Deloitte & Touche LLP, independent auditors, and on the authority of that firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

              MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
                            PART C OTHER INFORMATION

ITEM 23.    EXHIBITS

1 (a). Declaration of Trust of the Registrant, dated April 20, 1988, is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 23, 1996.

1 (b). Amendment to the Declaration of Trust of the Registrant, dated February 19, 1993, is incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 23, 1996.

1 (c). Amendment to the Declaration of Trust of the Registrant, dated June 18, 2001, filed herein.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 2000.

3.          Not applicable.

4. Amended Investment Management Agreement between the Registrant and Morgan Stanley Investment Advisors Inc., dated April 30, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 3, 1999.

5(a). Distribution Agreement between the Registrant and Morgan Stanley Distributors Inc., dated May 31, 1997, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on February 26, 1998.

5(b). Selected Dealers Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc., dated June 7, 1993, is incorporated by reference to Exhibit 6 (b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 17, 1994.

6. Amended and Restated Retirement Plan for Non-Interested Trustees or Directors, dated May 8, 1997, is incorporated by reference to
            Exhibit 6 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on April 1, 1999.

7(a). Custodian Agreement between The Bank of New York and the Registrant, dated September 20, 1991, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 23, 1996.

7(b). Amendment to the Custodian Agreement between The Bank of New York and the Registrant, dated April 17,1996, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on February 25, 1997.

7 (c). Amendment dated June 15, 2001 to the Custody Agreement of the Registrant, filed herein.

7 (d). Foreign Custody Manager Agreement between the Bank of New York and the Registrant, dated June 15, 2001, filed herein.

8(a). Amended and Restated Transfer Agency Agreement between the Registrant and Morgan Stanley Trust, dated September 1, 2000, is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on February 26, 2001.

8(b). Amended Services Agreement between Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc., dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 3, 1999.

9. Opinion of Sheldon Curtis, Esq., dated June 30, 1988, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 2000.

10.         Consent of Independent Auditors, filed herein.

11.         Not applicable.

12.         Not applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Distributors Inc., dated July 28, 1997, is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on February 26, 1998.

14.         Not Applicable

15.         Not Applicable.

16(a) Code of Ethics of Morgan Stanley Advisors Inc., and Morgan Stanley Distributors Inc., as well as other Morgan Stanley affiliated entities is incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on February 26, 2001.

16(b) Code of Ethics of the Morgan Stanley Funds is incorporated by reference to Exhibit 16(b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on February 26, 2001.

Other. Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other)of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 22,1995, Exhibit (Other) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on February 26, 1998 and Exhibit 16(a) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on February 26, 2001.



ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

             None

ITEM 25.     INDEMNIFICATION.

             Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

             Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

             The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

            See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co.

         THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY FUNDS

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED  ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA  19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL  60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

NAME AND POSITION WITH                      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS          INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------          ---------------------------------------------------------------
Mitchell M. Merin                           President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer          Investment Management; Chairman, Chief Executive
and Director                                Officer and Director of Morgan Stanley Distributors and Morgan
                                            Stanley Trust; President, Chief Executive Officer and Director of
                                            Morgan Stanley Services; President of the Morgan Stanley  Funds;
                                            Executive Vice President and Director of Morgan Stanley DW; Director
                                            of Morgan Stanley Investment Management Inc.; Member of the Executive
                                            Committee of Morgan Stanley Investments LP; Director of various
                                            Morgan Stanley subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                                  Managing Director and General Counsel of Morgan Stanley
Managing Director,                          Investment Management; Managing Director, Secretary,
Secretary and Director                      General Counsel and Director of Morgan Stanley Services;
                                            Vice President and Secretary of Morgan Stanley Distributors; Vice
                                            President, Secretary and General Counsel of the Morgan Stanley Funds.

A. Thomas Smith III                         Managing Director and General Counsel of Morgan Stanley
Managing Director and                       Services; Vice President and Assistant Secretary of the
General Counsel                             Morgan Stanley Funds.

Joseph J. McAlinden                         Chief Investment Officer and Managing Director of Morgan
Managing Director and                       Stanley Investment Management Inc.; Chief Investment Officer
Chief Investment Officer                    and Managing Director of Morgan Stanley Investments LP; Director of
                                            Morgan Stanley Trust.

Barton M. Biggs                             Chairman, Senior Advisor, Managing Director and Director
Managing Director                           of Morgan Stanley Investment Management Inc. and Managing
And Senior Advisor                          Director of Morgan Stanley Investments LP.

Thomas L. Bennett                           Managing Director and Director of Morgan Stanley Investment
Managing Director                           Management Inc.; Director of the Universal Institutional Funds;
                                            Managing Director and Executive Committee member of Morgan Stanley
                                            Investments LP; Chairman of Morgan Stanley Institutional Fund Trust;
                                            Director of Morgan Stanley Distribution, Inc.

NAME AND POSITION WITH                      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS          INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------          ---------------------------------------------------------------
Ronald E. Robison                           Managing Director, Chief Administrative Officer and
Managing Director,                          and Director of Morgan Stanley Services and Chief Executive
Chief Administrative Officer and            Officer and Director of Morgan Stanley Trust.
Director

Dominic P. Caldecott                        Managing Director of Morgan Stanley Investment Management Inc.,
Managing Director                           Morgan Stanley Investments LP and Morgan Stanley Dean Witter Investment
                                            Management Ltd.; Vice President and Investment Manager of
                                            Morgan Stanley & Co. International.

Rajesh K. Gupta                             Managing Director and Chief Administrative Officer-
Managing Director and                       Investments of Morgan Stanley Investment Management Inc.
Chief Administrative Officer-               and Morgan Stanley Investments LP.
Investments

Robert S. Giambrone                         Executive Director of Morgan Stanley Services, Morgan
Executive Director                          Stanley Distributors and Morgan Stanley Trust; Director of Morgan
                                            Stanley Trust.

John B. Kemp, III                           President of Morgan Stanley Distributors.
Executive Director

ITEM 27.    PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley 21st Century Trend Fund
(8)      Morgan Stanley Aggressive Equity Fund
(9)      Morgan Stanley All Star Growth Fund
(10)     Morgan Stanley American Opportunities Fund
(11)     Morgan Stanley Balanced Growth Fund
(12)     Morgan Stanley Balanced Income Fund
(13)     Morgan Stanley California Tax-Free Daily Income Trust
(14)     Morgan Stanley California Tax-Free Income Fund
(15)     Morgan Stanley Capital Growth Securities
(16)     Morgan Stanley Capital Opportunities Trust
(17)     Morgan Stanley Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(18)     Morgan Stanley Convertible Securities Trust
(19)     Morgan Stanley Developing Growth Securities Trust
(20)     Morgan Stanley Diversified Income Trust
(21)     Morgan Stanley Dividend Growth Securities Inc.
(22)     Morgan Stanley Equity Fund
(23)     Morgan Stanley European Growth Fund Inc.

(24)     Morgan Stanley Federal Securities Trust
(25)     Morgan Stanley Financial Services Trust
(26)     Morgan Stanley Fund of Funds
(27)     Morgan Stanley Global Dividend Growth Securities
(28)     Morgan Stanley Global Utilities Fund
(29)     Morgan Stanley Growth Fund
(30)     Morgan Stanley Hawaii Municipal Trust
(31)     Morgan Stanley Health Sciences Trust
(32)     Morgan Stanley High Yield Securities Inc.
(33)     Morgan Stanley Income Builder Fund
(34)     Morgan Stanley Information Fund
(35)     Morgan Stanley Intermediate Income Securities
(36)     Morgan Stanley International Fund
(37)     Morgan Stanley International SmallCap Fund
(38)     Morgan Stanley International Value Equity Fund
(39)     Morgan Stanley Japan Fund
(40)     Morgan Stanley KLD Social Index Fund
(41)     Morgan Stanley Latin American Growth Fund
(42)     Morgan Stanley Limited Duration Fund
(43)     Morgan Stanley Limited Term Municipal Trust
(44)     Morgan Stanley Liquid Asset Fund Inc.
(45)     Morgan Stanley Market Leader Trust
(46)     Morgan Stanley Mid-Cap Value Fund
(47)     Morgan Stanley Multi-State Municipal Series Trust
(48)     Morgan Stanley Nasdaq-100 Index Fund
(49)     Morgan Stanley Natural Resource Development Securities Inc.
(50)     Morgan Stanley New Discoveries Fund
(51)     Morgan Stanley New York Municipal Money Market Trust
(52)     Morgan Stanley New York Tax-Free Income Fund
(53)     Morgan Stanley Next Generation Trust
(54)     Morgan Stanley North American Government Income Trust
(55)     Morgan Stanley Pacific Growth Fund Inc.
(56)     Morgan Stanley Prime Income Trust
(57)     Morgan Stanley Real Estate Fund
(58)     Morgan Stanley S&P 500 Index Fund
(59)     Morgan Stanley S&P 500 Select Fund
(60)     Morgan Stanley Short-Term U.S. Treasury Trust
(61)     Morgan Stanley Small Cap Growth Fund
(62)     Morgan Stanley Special Value Fund
(63)     Morgan Stanley Strategist Fund
(64)     Morgan Stanley Tax-Exempt Securities Trust
(65)     Morgan Stanley Tax-Free Daily Income Trust
(66)     Morgan Stanley Tax-Managed Growth Fund
(67)     Morgan Stanley Technology Fund
(68)     Morgan Stanley Total Market Index Fund
(69)     Morgan Stanley Total Return Trust
(70)     Morgan Stanley U.S. Government Money Market Trust
(71)     Morgan Stanley U.S. Government Securities Trust
(72)     Morgan Stanley Utilities Fund
(73)     Morgan Stanley Value-Added Market Series
(74)     Morgan Stanley Value Fund
(75)     Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                    POSITIONS AND OFFICE WITH MORGAN STANLEY  DISTRIBUTORS

James F. Higgins        Director

Philip J. Purcell       Director

John Schaeffer          Director

Charles Vadala          Senior Vice President and Financial Principal.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

ITEM 29.    MANAGEMENT SERVICES

      Registrant is not a party to any such management-related service contract.

ITEM 30.    UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of February, 2002.

                                            MORGAN STANLEY CALIFORNIA TAX-FREE
                                            DAILY INCOME FUND


                                            By /s/ Barry Fink
                                               --------------------------------
                                                   Barry Fink
                                                   Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                                  TITLE                                      DATE
(1) Principal Executive Officer             Chief Executive Officer,
                                            Trustee and Chairman
By  /s/  Charles A. Fiumefreddo                                                               2/26/02
    ---------------------------
         Charles A. Fiumefreddo

(2) Principal Financial Officer             Treasurer and Principal
                                            Accounting Officer

By  /s/  Thomas F. Caloia                                                                     2/26/02
    ---------------------------
         Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By  /s/  Barry Fink                                                                           2/26/02
    ---------------------------
         Barry Fink
       Attorney-in-Fact

     Michael Bozic         Manuel H. Johnson
     Edwin J. Garn         Michael E. Nugent
     Wayne E. Hedien       John L. Schroeder


By  /s/  David M. Butowsky                                                                     2/26/02
    ---------------------------
         David M. Butowsky
         Attorney-in-Fact

              MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

                                  EXHIBIT INDEX


1 (c). Amendment to the Declaration of Trust of the Registrant, dated June 18, 2001

7 (c).    Amendment dated June 15, 2001 to the Custody Agreement of the
          Registrant

7 (d). Foreign Custody Manager Agreement between the Bank of New York and the Registrant, dated June 15, 2001

10.       Consent of Independent Auditors